Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
	Aug. 27, 2019	Jun. 30, 2024	Jun. 30, 2014	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
C000004198
Account Value [Line Items]
Line Graph and Table Measure Name			Hussman Strategic Growth Fund
Account Value		$ 6,389	$ 10,000	$ 6,999	$ 7,652	$ 7,327	$ 6,613	$ 6,229	$ 6,774	$ 6,970	$ 8,251	$ 9,001
C000212809
Account Value [Line Items]
Line Graph and Table Measure Name		Hussman Strategic Allocation Fund
Account Value	$ 10,000	$ 12,384		12,210	11,963	12,357	10,323
C000004199
Account Value [Line Items]
Line Graph and Table Measure Name			Hussman Strategic Total Return Fund
Account Value		13,704	$ 10,000	12,839	12,843	13,397	13,045	11,443	10,430	10,449	10,828	9,814
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		33,521	$ 10,000	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	20,598		16,537	13,828	15,470	10,988
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value		11,430	$ 10,000	11,137	11,243	12,533	12,575	$ 11,564	$ 10,720	$ 10,763	$ 10,797	$ 10,186
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,000	9,616		9,369	9,458	10,543	10,579
Bloomberg US EQ:FI 60:40 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US EQ:FI 60:40 Index
Account Value	$ 10,000	$ 15,433		$ 13,340	$ 11,992	$ 13,554	$ 10,950